Income Taxes	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INCOME TAXES [Text Block]
NOTE 16: INCOME TAXES

As indicated in Note 2(t), the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Brazil and Paraguay, jurisdictions where certain of its subsidiaries operate. The Company's operations in Panama and Uruguay are not taxed. The corporate income tax rate in Argentina, Brazil and Paraguay is 35%, 34% and 10%, respectively for the year ended December 31, 2011.

The components of income before taxes in consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Argentina	$(1,722)	$(4,608)	$(2,991)
Paraguay	(3,158)	(3,338)	(6,122)
Uruguay	11,933	15,218	14,981
Panama	(5,641)	2,239	(980)
Others	(1,281)	(1,949)	257
Total Income before income taxes and noncontrolling interest	$236	$7,561	$5,145

Income tax benefit/(expense) is comprised of:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Current	$(376)	$(737)	$(1,580)
Deferred	2,638	1,743	2,956
Total Argentina	$2,262	$1,006	$1,376

Current	$(753)	$(580)	$(486)
Deferred	(1,161)	(490)	764
Total Paraguay	$(1,914)	$(1,070)	$278

Total income tax benefit/(expense)	$348	$(64)	$1,654

A reconciliation between the income tax expense resulting from applying the Marshall Islands, Panamanian or Uruguayan statutory income tax rate and the reported income tax expense has not been presented herein, as it would not provide any additional useful information to the users of these consolidated financial statements, as the Company's net income is subject to neither Marshall Islands, Panama nor Uruguay tax.

A reconciliation between the income tax expense resulting from applying the Brazilian or Paraguayan statutory income tax rate and the reported income tax expense has not been presented herein since these amounts are not material to the consolidated financial statements.

Reconciliation of income tax benefit to taxes calculated based on Argentinean statutory tax rate is as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Income before income taxes and nonconrolling interest	$(1,722)	$(4,608)	$(2,991)
Statutory tax rate	35%	35%	35%
Income before taxes at the statutory tax rate	603	1,613	1,047
Permanent differences	1,659	(607)	329
Income tax benefit of the year	$2,262	$1,006	$1,376

At December 31, 2011, Argentinean subsidiaries had accumulated benefit from tax loss carry-forward (“NOLs”) for a consolidated total of $1,744 ($435 in 2010) that expires mainly in 2015. The use of the NOLs and MPIT will depend upon future taxable income in Argentina.

The components of deferred income taxes included on the balance sheets were as follows:

	December 31, 2011	December 31, 2010
Deferred income tax assets:
Tax loss carry-forward	$920	$435
Other deferred income tax assets	755	485
Total deferred income tax assets	1,675	920
Deferred income tax liabilities:
Intangible assets	(12,360)	(13,546)
Property, plant and equipment, net	(5,513)	(6,239)
Other	(3,430)	(2,240)
Total deferred income tax liabilities	(21,303)	(22,025)
Net deferred income tax liabilities	$(19,628)	$(21,105)